Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development					$ 4,270,472	$ 5,288,580	$ 9,845,603
General and administrative					2,283,404	2,386,469	2,125,628
Total operating expenses					6,553,876	7,675,049	11,971,231
Loss from operations					(6,553,876)	(7,675,049)	(11,971,231)
Interest and other income, net						385,472	142,115
Other income:
Other income
Other expense						(8,540,000)
Change in fair value of derivative liabilities					411,230
Interest income, net					118,251
Total other income					529,481
Net loss					$ (6,024,395)	$ (7,289,577)	$ (11,829,116)
Net loss per share:
Basic (in Dollars per share)					$ (0.67)	$ (0.8)	$ (1.32)
Diluted (in Dollars per share)					$ (0.67)	$ (0.8)	$ (1.32)
Weighted average common shares outstanding:
Basic (in Shares)					9,058,608	9,058,025	8,974,247
Diluted (in Shares)					9,058,608	9,058,025	8,974,247
Phoenix Biotech Acquisition Corp
Operating expenses:
General and administrative						$ 2,892,935	$ 2,841,391
Franchise tax						40,050	64,050
Loss from operations						(2,932,985)	(2,905,441)
Other income:
Interest income earned on marketable securities held in Trust Account						491,571	2,836,864
Loss before provision for income taxes						(2,441,414)	(68,577)
Provision for income taxes						(94,819)	(599,159)
Total other income						491,571	2,836,864
Net loss						$ (2,536,233)	$ (667,736)
Class A Common Stock | Phoenix Biotech Acquisition Corp
Net loss per share:
Basic (in Dollars per share)						$ (0.39)	$ (0.03)
Diluted (in Dollars per share)						$ (0.39)	$ (0.03)
Weighted average common shares outstanding:
Basic (in Shares)						4,224,247	17,896,428
Class B Common Stock | Phoenix Biotech Acquisition Corp
Net loss per share:
Basic (in Dollars per share)						$ (0.39)	$ (0.03)
Diluted (in Dollars per share)						$ (0.39)	$ (0.03)
Weighted average common shares outstanding:
Basic (in Shares)						2,304,421	4,596,250
Successor
Operating expenses:
Research and development		$ 1,774,210		$ 5,392,569
General and administrative		2,628,028		7,812,843
Total operating expenses		4,402,238		13,205,412
Loss from operations		(4,402,238)		(13,205,412)
Other income:
Other income				589,223
Other expense		(147)		(630,922)
Change in fair value of derivative liabilities		170,000		4,870,000
Interest income, net		4,418		(26,993)
Total other income		174,271		4,801,308
Net loss		$ (4,227,967)		$ (8,404,104)
Net loss per share:
Basic (in Dollars per share)		$ (0.09)		$ (0.28)
Diluted (in Dollars per share)		$ (0.09)		$ (0.28)
Weighted average common shares outstanding:
Basic (in Shares)		49,675,773		30,000,286
Diluted (in Shares)		49,675,773		30,000,286
Predecessor
Operating expenses:
Research and development	$ 764,192		$ 1,277,558
General and administrative	132,941		258,013
Total operating expenses	897,133		1,535,571
Loss from operations	(897,133)		(1,535,571)
Other income:
Other income
Other expense
Change in fair value of derivative liabilities	320,117		186,067
Interest income, net	4,805		157
Total other income	324,922		186,224
Net loss	$ (572,211)		$ (1,349,347)
Net loss per share:
Basic (in Dollars per share)	$ (0.06)		$ (0.15)
Diluted (in Dollars per share)	$ (0.06)		$ (0.15)
Weighted average common shares outstanding:
Basic (in Shares)	9,068,899		9,068,899
Diluted (in Shares)	9,068,899		9,068,899